Debt Debt Schedule (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Sep. 24, 2013
Debt Instrument [Line Items]
Capital lease obligations	$ 22.2	$ 30.5
Other long-term debt	1.2	0.9
Debt and capital lease obligations	5,986.8	6,002.4
Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term Debt			$ 301.8
2011 Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term Debt			$ 862.5
2013 Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term Debt	1,175.1	1,185.4
7.375% Senior Notes Member
Debt Instrument [Line Items]
Long-term Debt	$ 650.0	650.0
6.00% Senior Notes [Member]
Debt Instrument [Line Items]
Stated interest rate - percentage	6.00%
Long-term Debt	$ 1,518.8	1,518.8
6.50% Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 650.0	650.0
6.25% Senior Notes [Member]
Debt Instrument [Line Items]
Stated interest rate - percentage	6.25%
Long-term Debt	$ 1,339.6	1,339.6
7.875% Senior Notes [Member]
Debt Instrument [Line Items]
Stated interest rate - percentage	7.875%
Long-term Debt	$ 247.6	247.5
Convertible Junior Subordinated Debentures [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 382.3	$ 379.7